Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001638911
Document Type	S-1/A
Entity Registrant Name	DUKE Robotics Corp.
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	This Registration Statement contains two prospectuses, as set forth below. ●Public Offering Prospectus. A prospectus to be used for the firm commitment underwritten offering of 761,905 units, consisting of shares of common stock and warrants (the “Public Offering Prospectus”) through the underwriters named in the Underwriting section of the Public Offering Prospectus. ●Resale Prospectus. A prospectus to be used for the potential resale by the Selling Stockholders of 170,954 shares of common stock of the registrant held by them and/or issuable to them, collectively, that are not being sold pursuant to the Public Offering Prospectus (the “Resale Prospectus”). The Resale Prospectus is substantively identical to the Public Offering Prospectus, except for the following principal points: ●they contain different front covers; ●all references in the Public Offering Prospectus to “this offering” will be changed in the Resale Prospectus to “the public offering,” defined as the underwritten public offering of our units; ●all references in the Public Offering Prospectus to “underwriter” will be changed in the Resale Prospectus to “underwriter of the public offering”; ●they contain different “Use of Proceeds” sections; ●the section “Principal Shareholders” from the Public Offering Prospectus is deleted from the Resale Prospectus, and the section “Selling Stockholders” is inserted in its place; ●they contain different “Summary — The Offering” sections; ●the “Underwriting” section in the Public Offering Prospectus is deleted from the Resale Prospectus, and a “Plan of Distribution” section is inserted in its place; ●the “Legal Matters” section in the Resale Prospectus deletes the reference to counsel for the underwriter that appears in the Public Offering Prospectus; and ●they contain different back covers. The registrant has included in this Registration Statement a set of alternate pages after the back cover page of the Public Offering Prospectus, or the “Alternate Pages”, to reflect the foregoing differences in the Resale Prospectus as compared to the Public Offering Prospectus. The Public Offering Prospectus will exclude the Alternate Pages and will be used for the public offering by the registrant. The Resale Prospectus will be substantively identical to the Public Offering Prospectus except for the addition or substitution of the Alternate Pages, as the case may be, and will be used for the resale offering by the Selling Stockholders of their shares.
Amendment Flag	true